INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Raw materials	$ 273,048	$ 233,034
Work-in-process	80,296	157,290
Finished goods	780,195	816,271
Total	1,133,539	1,206,595
Inventory written down	$ 74,013	$ 151,957	$ 113,079